Related parties	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Related parties
31. Related parties
TRANSACTIONS WITH DIRECTORS AND EXECUTIVE COMMITTEE MEMBERS (KEY MANAGEMENT PERSONNEL)
AB InBev’s Executive Committee members’ compensation consists of short-term employee benefits (primarily salaries) and post-employment benefits from pension plans of their respective country – see also Note 23
Pensions and similar obligations
. Key management personnel are also eligible for the company’s share option, restricted stock and other share-based programs (see Note 24
Share-based Payments
). Total directors and Executive Committee compensation included in the income statement can be detailed as follows:

	2024		2023		2022

Million US dollar	Directors	Executive Committee	Directors	Executive Committee	Directors	Executive Committee
Short-term employee benefits	2	15	2	12	2	15
Share-based payment	-	55	-	46	-	35
	2	70	2	58	2	50
Directors’ compensation consists mainly of directors’ fees.
During 2024, AB InBev entered into the following transactions:

●
The lease of commercial premises and the acquisition of natural gas from and the sale of malt-based beverages and beer to companies in which one of the company’s Board Member had a significant influence as of 31 December 2024. The transactions happened mainly through AB InBev’s subsidiary Bavaria S.A. for an aggregated consideration of approximately
112
m US dollar (31 December 2023: 65m US dollar; 31 December 2022: 33m US dollar). The outstanding balance of these transactions as of 31 December 2024 amounts to
9
m US dollar (31 December 2023: 3m US dollar; 31 December 2022: 1m US dollar).

JOINTLY CONTROLLED ENTITIES
Interests in joint ventures include two entities in Brazil, one in Mexico and two in Canada. None of these joint ventures are material to the company.
TRANSACTIONS WITH ASSOCIATES
Significant interests in associates are shown in note 16
Investments in associates
. AB InBev’s transactions with associates were as follows:

Million US dollar	2024	2023	2022

Gross profit	(215)	(233)	(4)
Current assets	102	108	100
Current liabilities	7	9	16
TRANSACTIONS WITH PENSION PLANS
AB InBev’s transactions with pension plans mainly comprise (12)m US dollar other expense to pension plans in the US in 2024 (2023: (13)m US dollar; 2022: (12)m US dollar).